NOTE 5 - CONVERTIBLE DEBENTURES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Jun. 02, 2016	Oct. 30, 2015	Oct. 26, 2015	May 08, 2015
Debt Disclosure [Abstract]
Principal			$ 50,000		$ 300,000	$ 300,000
Fixed price of common stock			$ 0.005			$ 0.89
Average percent of stock price			55.00%			55.00%
Forbearance percent of convertible debt					10.00%
Face amount of new debenture				$ 405,000
Forbearance fee				$ 90,000
Original issue discount			10.00%	10.00%
Issued shares for conversion	34,166,664	6,746,356
Principal amount converted	$ 275,159	$ 150,000
Aggregated carrying value of debentures	$ 226,841	$ 370,500